7. CAPITAL AND RESERVES: Schedule of continuity of finder's options (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Finder's Options Outstanding, Number of Options	411,250	510,250	662,850
Finder's Options Outstanding, Number of Options Issued	0	0	0
Finder's Options Outstanding, Number of Options Exercised	0	0	0
Finder's Options Outstanding, Number of Options Expired	(411,250)	(99,000)	(152,600)
Finder's Options Outstanding, Number of Options	0	411,250	510,250
Finder's Options, Weighted Average Exercise Price	$ 0.10	$ 0.10	$ 0.13
Finder's Options, Weighted Average Exercise Price, Issued	0	0	0
Finder's Options, Weighted Average Exercise Price, Exercised	0	0	0
Finder's Options, Weighted Average Exercise Price, Expired	0.10	0.10	0.25
Finder's Options, Weighted Average Exercise Price	$ 0	$ 0.10	$ 0.10
Option 1
Finder's Option, Expiry Date	Jul. 04, 2019
Finder's Option, Exercise Price	$ 0.10
Finder's Option, Number of Options	411,250
Finder's Option, Number of Options Issued	0
Finder's Option, Number of Options Exercised	0
Finder's Option, Number of Options Expired	(411,250)
Finder's Option, Number of Options	0	411,250
Option 2
Finder's Option, Expiry Date		Jul. 14, 2018
Finder's Option, Exercise Price		$ 0.10
Finder's Option, Number of Options	0	99,000
Finder's Option, Number of Options Issued		0
Finder's Option, Number of Options Exercised		0
Finder's Option, Number of Options Expired		(99,000)
Finder's Option, Number of Options		0	99,000
Option 3
Finder's Option, Expiry Date		Jul. 04, 2019
Finder's Option, Exercise Price		$ 0.10
Finder's Option, Number of Options	411,250	411,250
Finder's Option, Number of Options Issued		0
Finder's Option, Number of Options Exercised		0
Finder's Option, Number of Options Expired		0
Finder's Option, Number of Options		411,250	411,250
Option 4
Finder's Option, Expiry Date			Aug. 22, 2017
Finder's Option, Exercise Price			$ 0.25
Finder's Option, Number of Options		0	152,600
Finder's Option, Number of Options Issued			0
Finder's Option, Number of Options Exercised			0
Finder's Option, Number of Options Expired			(152,600)
Finder's Option, Number of Options			0
Option 5
Finder's Option, Expiry Date			Jul. 14, 2018
Finder's Option, Exercise Price			$ 0.10
Finder's Option, Number of Options		99,000	99,000
Finder's Option, Number of Options Issued			0
Finder's Option, Number of Options Exercised			0
Finder's Option, Number of Options Expired			0
Finder's Option, Number of Options			99,000
Option 6
Finder's Option, Expiry Date			Jul. 04, 2019
Finder's Option, Exercise Price			$ 0.10
Finder's Option, Number of Options		411,250	411,250
Finder's Option, Number of Options Issued			0
Finder's Option, Number of Options Exercised			0
Finder's Option, Number of Options Expired			0
Finder's Option, Number of Options			411,250